JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 96.4% (a)
Alabama — 1.0%
Black Belt Energy Gas District, Gas Prepay Project No. 5 Series 2020A-1, Rev., 4.00%, 10/1/2026 (b)	250,000	291,262
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LOC: Royal Bank of Canada, 4.00%, 7/1/2022 (b)	30,000	31,102
City of Pell City Series A, GO, 5.00%, 2/1/2025	100,000	116,407
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (b)	100,000	102,926
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	25,000	27,265
University of Alabama (The), Huntsville General Fee Series B-2, Rev., 5.00%, 9/1/2031	95,000	120,278
University of South Alabama, University Facility Rev., AGM, 5.00%, 4/1/2030	100,000	130,750

Total Alabama		819,990

Alaska — 0.7%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2024	200,000	228,087
Alaska Municipal Bond Bank Authority
Series 3, Rev., 5.00%, 10/1/2025	20,000	22,930
Series 3, Rev., 5.00%, 12/1/2028	225,000	273,390

Total Alaska		524,407

Arizona — 3.3%
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (c)	125,000	137,728
Series 2020A, Rev., 4.00%, 7/15/2040 (c)	125,000	134,869

Investments	Principal Amount ($)	Value ($)
Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	250,000	302,351
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	260,790
Arizona Industrial Development Authority, Phoenix Children’s Hospital
Series 2020A, Rev., 5.00%, 2/1/2024	55,000	61,797
Series 2020A, Rev., 5.00%, 2/1/2025	70,000	81,513
Series 2020A, Rev., 5.00%, 2/1/2031	150,000	196,608
Series 2020A, Rev., 5.00%, 2/1/2032	200,000	261,265
City of Mesa GO, 5.00%, 7/1/2030	185,000	246,331
City of Mesa, Excise Tax
Rev., 5.00%, 7/1/2030	95,000	126,978
Rev., 5.00%, 7/1/2031	75,000	99,794
Rev., 5.00%, 7/1/2032	185,000	245,430
City of Phoenix Civic Improvement Corp., Junior Lien Airport Series 2017D, Rev., 5.00%, 7/1/2026	160,000	194,597
Maricopa County School District No. 3 Tempe Elementary, School Improvement Project of 2016 Series A, GO, 5.00%, 7/1/2027	30,000	37,462
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 4.00%, 7/1/2027	40,000	47,712
GO, 4.00%, 7/1/2028	50,000	60,531
Salt Verde Financial Corp. Rev., 5.25%, 12/1/2026	100,000	121,586

Total Arizona		2,617,342

Arkansas — 0.2%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	85,693
University of Arkansas, Various Facility UAMS Campus Rev., 5.00%, 11/1/2021	40,000	40,810

Total Arkansas		126,503

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
California — 8.7%
Baldwin Park Financing Authority, Rail Crossings Safety Improvements Project Rev., 5.00%, 6/1/2024	100,000	114,364
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2025	45,000	53,314
California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., 5.00%, 11/1/2029 (b)	300,000	396,886
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2023	100,000	105,123
Rev., 5.00%, 8/1/2040	100,000	125,031
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	176,145
California Municipal Finance Authority, Sewer Project Rev., AGM, 5.00%, 8/1/2024	100,000	115,086
California Public Finance Authority, Enso Village Project, Green Bond
Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)(d)	200,000	201,892
Series 2021A, Rev., 5.00%, 11/15/2036 (c)(d)	200,000	229,000
California State Public Works Board, Various Capital Projects Series 2020D, Rev., 5.00%, 11/1/2028	355,000	458,862
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 5.00%, 4/1/2030	150,000	197,589
Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	60,000	69,654
Chula Vista Municipal Financing Authority, Green Bond Series 2017B, Rev., 4.00%, 12/1/2028	45,000	55,569
City of Los Angeles Department of Airports, International Airport Senior
Series A, Rev., AMT, 5.00%, 5/15/2022	125,000	130,778
Series A, Rev., AMT, 5.00%, 5/15/2033	100,000	115,824

Investments	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	12,198
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	83,323
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	100,599
City of South Pasadena Rev., 5.00%, 10/1/2024	110,000	127,381
Conejo Valley Unified School District, Election of 2014 Series C, GO, 4.00%, 8/1/2027	200,000	238,807
County of Santa Clara Series 2017C, GO, 5.00%, 8/1/2033	40,000	49,921
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Series 2021A-1, Rev., 2.88%, 8/1/2041 (c)	255,000	257,352
Cucamonga Valley Water District Financing Authority
Series 2021B, Rev., 5.00%, 9/1/2032	190,000	260,482
Series 2021B, Rev., 4.00%, 9/1/2033	150,000	188,509
El Monte City School District, Election of 2014 Series A, GO, 5.00%, 8/1/2025	55,000	64,968
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series A-1, Rev., 5.00%, 6/1/2032	250,000	308,290
Hermosa Beach City School District, Election of 2016 Series A, GO, 4.00%, 8/1/2023	15,000	16,236
Huntington Beach Public Financing Authority Series 2020A, Rev., 5.00%, 5/1/2030	400,000	532,849
Lodi Public Financing Authority, Electric System Rev., AGM, 5.00%, 9/1/2027	350,000	438,900

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Los Angeles Community College District Series 2015C, GO, 5.00%, 8/1/2021	30,000	30,243
Metropolitan Water District of Southern California, Waterworks Series 2019A, Rev., 5.00%, 7/1/2034	25,000	32,335
Municipal Improvement Corp. of Los Angeles, Real Property Series 2014-A, Rev., 5.00%, 5/1/2023 (e)	20,000	21,877
Napa Valley Community College District, Crossover 2014 Series 2014A, GO, 5.00%, 8/1/2021	15,000	15,121
Northern California Power Agency, Hydroelectric Project Series 2019A, Rev., 5.00%, 7/1/2022	20,000	21,048
Salinas Facilities Financing Authority Series 2020A-1, Rev., AGM, 4.00%, 11/1/2027	100,000	119,068
San Diego Community College District GO, 5.00%, 8/1/2022 (e)	50,000	52,861
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	165,769
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2016A, Rev., 5.00%, 5/1/2023	105,000	114,705
Series 2016A, Rev., 5.00%, 5/1/2026	95,000	115,745
San Jose Evergreen Community College District Series A, GO, 5.00%, 9/1/2022	100,000	106,140
San Jose Evergreen Community College District, Election of 2010 Series C, GO, 5.00%, 9/1/2024 (e)	105,000	121,230
San Ramon Valley Fire Protection District, Public Safety Complex and Fire Training Facility Projects
COP, 4.00%, 8/1/2023	55,000	59,382
COP, 4.00%, 8/1/2032	125,000	153,496
Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	113,537
Sequoia Union High School District GO, 5.00%, 7/1/2027	25,000	30,687

Investments	Principal Amount ($)	Value ($)
Sierra View Local Health Care District
Rev., 4.00%, 7/1/2021	150,000	150,410
Rev., 4.00%, 7/1/2023	165,000	175,893
Southern California Public Power Authority, Transmission Project Series 2015A, Rev., 4.00%, 7/1/2021	20,000	20,063
Yosemite Community College District GO, 5.00%, 8/1/2022 (e)	100,000	105,722

Total California		6,950,264

Colorado — 4.6%
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2036	85,000	96,484
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (c)	150,000	165,987
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 5.00%, 10/1/2021	100,000	101,557
Rev., 5.00%, 10/1/2022	225,000	239,039
Rev., 5.00%, 10/1/2023	175,000	193,047
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2026 (e)	210,000	254,614
Colorado Higher Education, Higher Education Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	10,000	11,883
Crystal Valley Metropolitan District No. 2, Limited Tax
Series 2020A, GO, AGM, 5.00%, 12/1/2022	50,000	53,551
Series 2020A, GO, AGM, 5.00%, 12/1/2023	135,000	150,457
Series 2020A, GO, AGM, 5.00%, 12/1/2024	175,000	201,899
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 7/15/2029	130,000	166,336
Rev., 5.00%, 1/15/2030	170,000	219,545
Rev., 5.00%, 7/15/2030	115,000	149,778
Rev., 5.00%, 1/15/2031	250,000	328,929
Rev., 4.00%, 7/15/2036	185,000	221,204
Regional Transportation District, Sales Tax, Fastracks Project Series 2013A, Rev., 5.00%, 11/1/2029	215,000	284,724

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	286,965
State of Colorado Series 2018A, COP, 5.00%, 12/15/2030	115,000	147,606
STC Metropolitan District No. 2, Limited Tax Improvement Series 2019A, GO, 5.00%, 12/1/2038	300,000	329,159
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2026	40,000	48,840

Total Colorado		3,651,604

Connecticut — 1.0%
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 5.00%, 7/1/2022	250,000	262,842
Connecticut State Health and Educational Facilities Authority, Yale University Series A-2, Rev., 5.00%, 7/1/2022 (b)	100,000	105,346
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	165,036
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2020A, Rev., 5.00%, 5/1/2023	200,000	218,565
Series B, Rev., 5.00%, 8/1/2023	75,000	82,764

Total Connecticut		834,553

Delaware — 0.1%
Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2022	40,000	42,126

District of Columbia — 2.4%
District of Columbia, Income Tax
Series C, Rev., 5.00%, 12/1/2021	25,000	25,615
Series F, Rev., 5.00%, 12/1/2021	50,000	51,229
Series 2020C, Rev., 5.00%, 5/1/2033	1,000,000	1,325,321
District of Columbia, International School
Rev., 5.00%, 7/1/2028	115,000	137,331
Rev., 5.00%, 7/1/2039	125,000	147,436

Investments	Principal Amount ($)	Value ($)
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	112,628
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	77,840

Total District of Columbia		1,877,400

Florida — 3.4%
City of Cape Coral, Water & Sewer Rev., 5.00%, 10/1/2022	25,000	26,570
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2033	25,000	31,070
City of Orlando, Capital Improvement
Series D, Rev., 5.00%, 10/1/2022	75,000	79,877
Series B, Rev., 5.00%, 10/1/2024	60,000	69,264
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2022	50,000	52,568
Series 2020B, Rev., 5.00%, 7/1/2023	50,000	54,844
Series 2020B, Rev., 5.00%, 7/1/2024	50,000	56,965
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	65,307
County of Collier, Special Obligation Rev., 5.00%, 10/1/2021	55,000	55,894
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	46,205
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	34,599
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,834
County of Palm Beach, Atlantic University
Rev., 5.00%, 4/1/2029 (c)	100,000	112,970
Rev., 5.00%, 4/1/2039 (c)	100,000	112,894
County of Seminole Rev., 4.00%, 10/1/2024	90,000	100,917
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	34,599
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	319,773

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2035	325,000	359,369
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 3.00%, 6/1/2023	115,000	118,681
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	50,920
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	29,644
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	284,927
Palm Beach County School District Series 2015B, COP, 5.00%, 8/1/2021	10,000	10,080
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	143,640
Reedy Creek Improvement District, Ad Valorem Tax Series 2016-A, GO, 5.00%, 6/1/2026	50,000	60,636
State of Florida Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2024	30,000	34,212
Series B, GO, 5.00%, 6/1/2026	20,000	24,398
Series B, GO, 5.00%, 6/1/2031	75,000	93,502
State of Florida, State Board of Education Lottery
Series 2016B, Rev., 5.00%, 7/1/2023	40,000	44,034
Series A, Rev., 5.00%, 7/1/2026	75,000	91,975
Tampa Bay Water, Regional Water Supply Authority, Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	65,655
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	50,584

Investments	Principal Amount ($)	Value ($)
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	11,966

Total Florida		2,739,373

Georgia — 2.8%
Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2023	410,000	449,088
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2024	200,000	222,855
Clayton County Development Authority, Clayton State University Rev., 5.00%, 7/1/2034	225,000	299,034
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020B, Rev., 5.00%, 4/1/2022	150,000	155,916
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	31,114
Forsyth County Water and Sewerage Authority Rev., 5.00%, 4/1/2032	145,000	188,788
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	255,000	296,857
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects Rev., 5.00%, 6/15/2029	435,000	565,755
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	20,000	20,557
State of Georgia Series 2011J-1, GO, 4.50%, 7/1/2021	25,000	25,089

Total Georgia		2,255,053

Hawaii — 0.2%
City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	56,026
State of Hawaii
Series EE, GO, 5.00%, 11/1/2022 (e)	15,000	16,038
Series EP, GO, 5.00%, 8/1/2023	40,000	44,159

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series FK, GO, 5.00%, 5/1/2033	30,000	36,817
State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	30,462

Total Hawaii		183,502

Illinois — 4.0%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	54,156
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2017B, Rev., 5.00%, 1/1/2034	40,000	49,012
City of Decatur, Green Bond GO, 5.00%, 3/1/2027	130,000	156,266
Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	30,781
Illinois Finance Authority, Clean Water Initiative Rev., 5.00%, 7/1/2032	35,000	43,000
Illinois State Toll Highway Authority, Senior
Series D, Rev., 5.00%, 1/1/2024	25,000	27,972
Series A, Rev., 5.00%, 1/1/2036	250,000	321,238
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	39,103
Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	30,441
Lake and McHenry Counties Community Unit, School District No. 118 GO, 5.00%, 1/1/2022	50,000	51,385
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	210,799
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	86,673
Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	200,000	252,466

Investments	Principal Amount ($)	Value ($)
Northern Illinois University, Board of Trustees, Auxiliary Facilities System
Rev., 5.00%, 10/1/2029 (d)	300,000	381,125
Rev., 5.00%, 10/1/2030 (d)	325,000	418,180
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	809,219
State of Illinois
GO, 5.00%, 4/1/2024	30,000	33,770
Series A, GO, 5.00%, 10/1/2024	30,000	34,350
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	125,000	155,279
Will and Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,587

Total Illinois		3,195,802

Indiana — 2.3%
Adams Central Elementary School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	24,475
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	39,991
Decatur County, Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	306,436
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2026	25,000	30,412
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 4.00%, 10/1/2034 (d)	165,000	192,529
Rev., 4.00%, 10/1/2035 (d)	215,000	250,499
Indiana Finance Authority, Highway
Series C, Rev., 5.00%, 12/1/2025	35,000	42,078
Series 2016C, Rev., 5.00%, 6/1/2027	220,000	272,529
Indiana Finance Authority, Indiana University Health Obligated Group Series 2016A, Rev., 5.00%, 12/1/2022	10,000	10,726
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Rev., 5.00%, 6/1/2032	140,000	178,529
Rev., 4.00%, 6/1/2034	115,000	134,852

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	91,042
Indiana State University, Student Fee Series R, Rev., 5.00%, 10/1/2022	10,000	10,624
IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2029	50,000	64,553
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	40,894
Portage Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2028	75,000	95,188
The Trustees of Indiana University
Series A, Rev., 5.00%, 6/1/2022	25,000	26,225
Series Y, Rev., 5.00%, 8/1/2028	25,000	31,336

Total Indiana		1,842,918

Iowa — 1.7%
City of Cedar Rapids, Sewer Series 2018D, Rev., 5.00%, 6/1/2022	70,000	73,401
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	39,937
Iowa Finance Authority, State Revolving Fund, Green Bond Rev., 5.00%, 8/1/2027	30,000	37,891
University of Iowa Facilities Corp. Rev., 4.00%, 6/1/2032	1,000,000	1,229,519

Total Iowa		1,380,748

Kansas — 0.1%
Johnson County Water District No. 1, Kansas Water Series 2017A, Rev., 5.00%, 1/1/2025	50,000	58,331

Kentucky — 1.7%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	204,233

Investments	Principal Amount ($)	Value ($)
Kentucky Public Energy Authority, Gas Supply
Series 2018C-1, Rev., 4.00%, 6/1/2025 (b)	580,000	653,630
Series 2019C, Rev., 4.00%, 2/1/2028 (b)	300,000	357,330
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	72,180
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series B, Rev., 5.00%, 5/15/2024	25,000	28,430
Series 2017A, Rev., 5.00%, 5/15/2027	40,000	49,293

Total Kentucky		1,365,096

Louisiana — 1.4%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	255,462
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	324,341
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2029	220,000	282,496
Series 2020A, Rev., 5.00%, 4/1/2030	135,000	176,513
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	35,205
State of Louisiana Gasoline and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2022 (e)	55,000	57,446

Total Louisiana		1,131,463

Maine — 0.8%
Maine Health and Higher Educational Facilities Authority, Birch Bay Retirement Village
Series 2020A, Rev., 4.00%, 7/1/2021	150,000	150,454
Series 2020A, Rev., 4.00%, 7/1/2022	225,000	234,131
Series 2020A, Rev., 5.00%, 7/1/2023	125,000	136,671

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	86,810
Maine Municipal Bond Bank, Department of Transportation Series 2018A, Rev., GAN, 5.00%, 9/1/2026	45,000	54,735

Total Maine		662,801

Maryland — 4.8%
County of Baltimore, Consolidated Public Improvement GO, 5.00%, 8/1/2022(e)	100,000	105,698
County of Baltimore, Metropolitan District GO, 5.00%, 3/1/2031	1,000,000	1,364,354
County of Queen Anne’s, Public Facilities GO, 5.00%, 7/15/2029	1,000,000	1,319,111
County of Spotsylvania, Commissioners of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2027	70,000	83,974
Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	200,000	229,862
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2033	200,000	256,562
Rev., 4.00%, 6/1/2046	250,000	284,052
State of Maryland Department of Transportation Rev., 5.00%, 9/1/2026	75,000	92,309
State of Maryland, State and Local Facilities Loan of 2017 Series A, GO, 5.00%, 8/1/2025	45,000	53,483
Washington Suburban Sanitary District, Consolidated Public Improvement Rev., GTD, 5.00%, 6/15/2030	40,000	49,846

Total Maryland		3,839,251

Massachusetts — 2.3%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	11,768
Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	30,846
Massachusetts Bay Transportation Authority, Sales Tax Series A, Rev., 5.00%, 7/1/2022	20,000	21,059

Investments	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-1, Rev., 5.00%, 1/31/2030 (b)	500,000	652,492
Massachusetts Development Finance Agency, Milford Regional Medical Center Series G, Rev., 5.00%, 7/15/2037 (c)	245,000	294,520
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2035	200,000	264,191
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2030	175,000	229,552
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	215,000	281,288
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	56,188
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	34,839

Total Massachusetts		1,876,743

Michigan — 0.7%
Berrien Springs Public Schools, School Building & Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	250,000	328,762
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2030	30,000	39,485
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	29,944
Western Michigan University, Tax Exempt Series 2021A, Rev., AGM, 5.00%, 11/15/2031	125,000	166,684

Total Michigan		564,875

Minnesota — 0.5%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2022	30,000	30,981

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Bloomington Independent School District No. 271, Bloomington Public Schools Series 2019A, GO, 5.00%, 2/1/2028	25,000	30,880
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2025	20,000	22,579
City of Woodbury, Charter School Lease Series 2021A, Rev., 4.00%, 7/1/2031	175,000	196,972
State of Minnesota Series 2012B, Rev., 5.00%, 3/1/2024	130,000	134,733
University of Minnesota Series B, Rev., 5.00%, 12/1/2025	15,000	18,056

Total Minnesota		434,201

Mississippi — 0.3%
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	41,296
State of Mississippi
Series B, GO, 5.00%, 12/1/2025	20,000	24,015
Series 2015F, GO, 5.00%, 11/1/2028	35,000	41,698
Series A, GO, 5.00%, 11/1/2031	60,000	73,299
University of Mississippi Educational Building Corp., Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	48,538

Total Mississippi		228,846

Missouri — 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	45,917
City of Kansas, Sanitary Sewer System
Series 2018A, Rev., 5.00%, 1/1/2022	25,000	25,709
Series B, Rev., 5.00%, 1/1/2033	25,000	31,253
Health and Educational Facilities Authority of the State of Missouri, Kansas City Art Institute Rev., 5.00%, 9/1/2030	200,000	243,971
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	190,658

Investments	Principal Amount ($)	Value ($)
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc. Rev., 5.00%, 11/15/2029	300,000	358,477
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	232,515
Metropolitan St. Louis Sewer District, Wastewater System Series 2012A, Rev., 5.00%, 5/1/2022(e)	125,000	130,617
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	56,514
Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2025	25,000	28,842

Total Missouri		1,344,473

Montana — 0.1%
County of Missoula GO, 4.00%, 7/1/2025	50,000	57,106

Nebraska — 1.4%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	413,944
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	104,172
Rev., 5.00%, 9/1/2028	50,000	62,058
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 4/1/2027	50,000	60,508
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	281,577
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	20,000	22,925
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	48,226
Series A, Rev., 5.00%, 2/1/2027	30,000	36,090
Omaha School District, Omaha Public Schools GO, 5.00%, 12/15/2026	30,000	37,293

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	42,166

Total Nebraska		1,108,959

Nevada — 0.8%
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (c)	90,000	91,147
Clark County School District, Limited Tax
Series A, GO, 5.00%, 6/15/2032	95,000	117,900
Series A, GO, 4.00%, 6/15/2035	90,000	105,317
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	31,269
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	199,038
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	62,410

Total Nevada		607,081

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2025	290,000	324,656

New Jersey — 3.9%
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/1/2029	250,000	324,486
City of New Brunswick GO, 4.00%, 3/15/2024	10,000	11,020
City of North Wildwood, General Improvement GO, 5.00%, 8/1/2022	10,000	10,552
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	260,000	311,267
New Jersey Economic Development Authority, School Facilities Construction Series II, Rev., 5.00%, 3/1/2022 (e)	115,000	119,225

Investments	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2035	130,000	153,858
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 4.00%, 12/15/2031	250,000	295,746
New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	200,000	242,860
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	11,785
State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2028	1,000,000	1,272,733
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	330,323

Total New Jersey		3,083,855

New Mexico — 1.0%
City of Albuquerque, General Purpose Series 2016A, GO, 5.00%, 7/1/2023	75,000	82,480
City of Albuquerque, Gross Receipts Tax Series 2015A, Rev., 5.00%, 7/1/2026	240,000	283,583
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series 2016C, Rev., 5.00%, 6/1/2022	30,000	31,470
Series 2016E, Rev., 5.00%, 6/1/2024	25,000	28,550
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	125,065
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025	25,000	29,441
State of New Mexico, Severance Tax Permanent Fund Series 2016B, Rev., 4.00%, 7/1/2021	80,000	80,251

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
University of New Mexico (The), Subordinate Lien System Improvement Rev., 5.00%, 6/1/2028	140,000	173,896

Total New Mexico		834,736

New York — 7.3%
City of New York, Fiscal Year 2008 Series 2008L, Subseries L-5, GO, 5.00%, 4/1/2034	300,000	398,967
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2023	40,000	44,141
Series I, GO, 5.00%, 8/1/2023	25,000	27,588
City of New York, Fiscal Year 2014 Series 2014E, GO, 5.00%, 8/1/2027	35,000	38,503
City of New York, Fiscal Year 2017 Series C, GO, 4.00%, 8/1/2022	10,000	10,454
County of Onondaga GO, 5.00%, 3/15/2026	20,000	22,714
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2025	175,000	207,939
Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	37,159
Metropolitan Transportation Authority Series 2018C, Subseries 2018C-2, Rev., BAN, 5.00%, 9/1/2021	350,000	354,153
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2016A, Rev., 5.00%, 11/15/2023	315,000	351,409
Monroe County Industrial Development Corp., Highland Hospital of Rochester Project
Rev., 5.00%, 7/1/2021	185,000	185,708
Rev., 5.00%, 7/1/2022	195,000	204,995
Monroe County Industrial Development Corp., Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2030	80,000	93,024
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-2A, Rev., 5.00%, 7/15/2025	50,000	59,323
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series C, Rev., 5.00%, 11/1/2022	25,000	26,726
Series 2015A-1, Rev., 5.00%, 8/1/2029	50,000	57,236

Investments	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017E1, Rev., 5.00%, 2/1/2030	150,000	184,409
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	30,891
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	110,000	140,870
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013
Series 2013H, Rev., 5.00%, 11/1/2023	50,000	54,621
Series 2013G, Rev., 5.00%, 11/1/2026	30,000	32,767
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2014 Series D, Subseries D-1, Rev., 5.00%, 2/1/2026	30,000	33,733
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Subseries B-1, Rev., 5.00%, 11/1/2029	125,000	149,141
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017
Series C, Rev., 4.00%, 11/1/2024	45,000	50,593
Subseries A-1, Rev., 5.00%, 5/1/2029	65,000	78,281
Series B, Subseries B-1, Rev., 5.00%, 8/1/2030	195,000	236,302
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	31,369
New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2033	135,000	192,593
New York State Dormitory Authority, Maimonides Medical Center, FHA-Insured Mortgage Hospital Rev., FHA, 5.00%, 8/1/2024	275,000	316,487

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 4.00%, 9/1/2050	100,000	113,847
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2015E, Rev., 5.00%, 3/15/2022	25,000	25,966
Series 2015A, Rev., 4.00%, 3/15/2023	25,000	26,732
Series 2018A, Rev., 5.00%, 3/15/2031	25,000	32,093
New York State Dormitory Authority, State University Dormitory Facilities Series 2018A, Rev., 5.00%, 7/1/2024	300,000	339,910
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	131,780
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2026	45,000	54,449
Series 2017A, Rev., 5.00%, 3/15/2026	125,000	151,248
Series 2020C, Rev., 5.00%, 3/15/2026	45,000	54,449
Series 2016A, Rev., 5.00%, 3/15/2027	30,000	36,246
Series 2013A-1, Rev., 5.00%, 3/15/2028	25,000	27,093
Series 2016A, Rev., 5.00%, 3/15/2028	75,000	90,338
Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	186,363
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	200,000	205,198
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	205,185

Investments	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey Series 205, Rev., 5.00%, 11/15/2028	30,000	38,027
Smithtown Central School District GO, 5.00%, 8/1/2022	70,000	73,997
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (c)	340,000	351,138

Total New York		5,796,155

North Carolina — 1.6%
County of Davidson GO, 5.00%, 6/1/2027	35,000	43,893
County of Randolph, Limited Obligation Rev., 5.00%, 10/1/2030	245,000	328,717
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	28,478
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (b)	300,000	361,080
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	400,000	448,636
State of North Carolina, Build NC Programs, Limited Obligation Series C, Rev., 5.00%, 5/1/2024	25,000	28,428

Total North Carolina		1,239,232

North Dakota — 0.0%(f)
North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2021	25,000	25,405

Ohio — 4.1%
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2030	25,000	29,729
Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	28,389
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	250,000	289,197

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 4.00%, 8/1/2021	125,000	125,768
Series 2020A, Rev., 4.00%, 8/1/2022	150,000	156,532
City of Reynoldsburg, Limited Tax GO, 5.00%, 12/1/2026	15,000	18,488
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 4.00%, 7/1/2033	205,000	240,177
Ohio Higher Educational Facility Commission, Denison University Project Series A, Rev., 5.00%, 11/1/2025	75,000	89,376
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	146,174
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2027	55,000	64,567
Rev., 5.00%, 3/1/2034	160,000	189,120
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2023	195,000	211,648
Rev., 5.00%, 5/1/2024	245,000	276,224
Ohio Turnpike and Infrastructure Commission, Junior Lien Series A, Rev., 5.00%, 2/15/2027	135,000	167,335
Ohio Water Development Authority Series 2021A, Rev., 5.00%, 12/1/2033	625,000	853,515
Ohio Water Development Authority, Drinking Water Assistance Rev., 5.25%, 12/1/2021	20,000	20,255
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	36,630
Ohio Water Development Authority, Water Pollution Control Loan Fund Series A, Rev., 5.00%, 12/1/2026	45,000	55,849
South-Western City School District, School Facilities Construction and Improvement GO, 5.00%, 6/1/2022 (e)	160,000	167,829

Investments	Principal Amount ($)	Value ($)
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	29,512
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	31,845
State of Ohio, Infrastructure Improvement Series A, GO, 5.00%, 9/1/2028	25,000	32,419
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	44,352

Total Ohio		3,304,930

Oklahoma — 0.6%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	150,000	174,607
Edmond Public Works Authority, Sales Tax and Utility System Rev., 4.00%, 7/1/2021	10,000	10,031
Oklahoma Capitol Improvement Authority, Capitol Repair Project
Series C, Rev., 5.00%, 1/1/2030	10,000	12,438
Series 2018C, Rev., 5.00%, 1/1/2036	45,000	55,363
Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement
Rev., 5.00%, 10/1/2021	50,000	50,806
Rev., 5.00%, 7/1/2024	100,000	114,194
Oklahoma Water Resources Board, Clean Water Program Rev., 5.00%, 4/1/2023	35,000	38,103

Total Oklahoma		455,542

Oregon — 0.1%
Hillsboro School District No. 1J GO, 5.00%, 6/15/2028	25,000	31,401
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series A, Rev., 5.00%, 9/1/2030	45,000	56,633

Total Oregon		88,034

Pennsylvania — 6.1%
Aliquippa School District, Limited Tax GO, 3.88%, 12/1/2037	200,000	226,628

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	288,401
Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	43,962
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2024	35,000	39,455
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	275,691
County of Chester GO, 5.00%, 11/15/2027	30,000	38,243
County of Lehigh, Lehigh Valley Health Network Hospital Series A, Rev., 4.00%, 7/1/2035	175,000	198,076
Delaware Valley Regional Finance Authority, Local Government Series 2021A, Rev., 2.00%, 10/1/2029	300,000	313,706
Erie City Water Authority Series 2019D, Rev., 5.00%, 12/1/2027	65,000	81,314
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (b)	250,000	305,847
Series 2020A, Rev., 4.00%, 4/1/2039	335,000	397,853
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project Rev., 5.00%, 3/1/2040	250,000	277,188
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	250,000	309,059
Rev., 4.00%, 4/1/2035	205,000	234,287
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	135,000	155,857
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2027	185,000	215,674

Investments	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	85,064
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	132,752
Series A-1, Rev., 5.00%, 12/1/2031	60,000	75,316
Series 2020B, Rev., 5.00%, 12/1/2033	280,000	371,594
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	30,000	35,032
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	30,206
Township of Palmer
Series 2020C, GO, 4.00%, 11/15/2031	300,000	358,767
Series 2020C, GO, 4.00%, 11/15/2032	275,000	327,432
Township of Upper St. Clair Series A, GO, 4.00%, 6/1/2025	20,000	22,759

Total Pennsylvania		4,840,163

Rhode Island — 0.1%
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	95,556

South Carolina — 0.6%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	319,660
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	135,967
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	12,695

Total South Carolina		468,322

South Dakota — 0.1%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	27,929

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
South Dakota Board of Regents, Housing and Auxiliary Facility System Rev., 5.00%, 4/1/2027	35,000	42,612
South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	41,550

Total South Dakota		112,091

Tennessee — 1.7%
City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	16,449
City of Memphis, Sanitary Sewerage System Series 2020B, Rev., 5.00%, 10/1/2033	535,000	715,803
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	27,569
County of Maury GO, 5.00%, 4/1/2027	40,000	49,884
County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	31,194
County of Robertson GO, 5.00%, 6/1/2025	25,000	29,425
County of Sullivan GO, 5.00%, 5/1/2026	30,000	36,486
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	58,248
County of Williamson GO, 5.00%, 4/1/2024	20,000	22,675
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2022(e)	20,000	21,047
Series 2015A, GO, 5.00%, 7/1/2025	10,000	11,847
Metropolitan Government of Nashville and Davidson County, Electric System Series 2014A, Rev., 5.00%, 5/15/2024	10,000	11,391
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	155,160
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	156,815
State of Tennessee Series A, GO, 5.00%, 9/1/2025	25,000	28,773
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (b)	20,000	21,300

Total Tennessee		1,394,066

Investments	Principal Amount ($)	Value ($)
Texas — 5.9%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	84,763
Board of Regents of the University of Texas System, Financing System
Series 2016D, Rev., 5.00%, 8/15/2024	50,000	57,453
Series 2020A, Rev., 5.00%, 8/15/2030	250,000	336,588
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	103,147
City of Austin, Airport System Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	311,300
City of Corpus Christi, Combination Tax Series 2016A, GO, 4.00%, 3/1/2026	200,000	232,505
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	57,716
City of Hutto, Waterworks and Sewer System GO, 5.00%, 8/1/2026	80,000	97,216
City of League City, Combination Tax GO, 5.00%, 2/15/2027	20,000	24,070
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25,000	30,607
City of San Angelo GO, 5.00%, 2/15/2027	20,000	24,702
City of San Antonio, General Improvement GO, 5.00%, 2/1/2022 (e)	75,000	77,454
City of San Marcos, Combination Tax GO, 5.00%, 8/15/2031	170,000	209,538
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 5.00%, 4/1/2029	100,000	129,969
Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	244,967
Rev., PSF-GTD, 4.00%, 4/1/2031	175,000	214,437
Clint Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	28,167

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Fort Bend, Unlimited Tax Series 2016B, GO, 5.00%, 3/1/2022	35,000	36,285
County of Harris, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	30,816
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	24,018
County of Montgomery, Limited Tax GO, 5.00%, 3/1/2025	25,000	29,265
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	48,263
Cypress-Fairbanks Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	23,400
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/2022	100,000	106,802
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	28,643
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	193,654
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Series 2017A, Rev., 5.00%, 11/1/2025	45,000	53,930
Series B, Rev., 5.00%, 11/1/2029	25,000	31,240
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	23,752
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	25,082
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	74,779
Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2028	125,000	156,296
Pearland Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	27,037

Investments	Principal Amount ($)	Value ($)
Permanent University Fund - University of Texas System Series A, Rev., 5.00%, 7/1/2024	85,000	97,263
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	31,226
San Antonio Water System, Junior Lien Series A, Rev., 5.00%, 5/15/2025	25,000	29,382
Sherman Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	31,711
Socorro Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 5.00%, 8/15/2028	50,000	62,631
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	57,738
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	73,402
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	25,000	29,367
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2030	155,000	191,796
Texas Public Finance Authority, Midwestern State University Series 2016A, Rev., 5.00%, 12/1/2025	100,000	119,139
Texas Tech University System Series A, Rev., 5.00%, 2/15/2024	35,000	39,444
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2027	150,000	189,562
Texas Water Development Board, Water Implementation Fund
Series 2017A, Rev., 5.00%, 4/15/2028	40,000	50,766
Series 2018A, Rev., 5.00%, 10/15/2028	235,000	301,114
Trinity River Authority, Central Regional Wastewater System Rev., 5.00%, 8/1/2034	145,000	180,696

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	72,093

Total Texas		4,735,191

Utah — 2.7%
City of Park City, Sales Tax Rev., 5.00%, 6/15/2022	30,000	31,511
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	59,338
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	78,509
Jordan Valley Water Conservancy District Series 2019A, Rev., 5.00%, 10/1/2029	25,000	30,551
Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	115,744
University of Utah (The)
Series B, Rev., 5.00%, 8/1/2023 (e)	25,000	27,595
Series 2020A, Rev., 5.00%, 8/1/2031	830,000	1,112,474
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2030	110,000	135,929
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	150,000	173,438
Utah Transit Authority, Sales Tax Series A, Rev., BHAC-CR, MBIA, 5.00%, 6/15/2035	295,000	410,872
Washington County Water Conservancy District Series 2017A, Rev., 5.00%, 10/1/2021	10,000	10,162

Total Utah		2,186,123

Vermont — 0.0% (f)
Vermont Municipal Bond Bank, Local Investment Bonds Series 2019-2, Rev., 5.00%, 12/1/2025	25,000	30,080

Virginia — 1.3%
City of Richmond, Public Improvement Series B, GO, 5.00%, 7/15/2027	175,000	221,011

Investments	Principal Amount ($)	Value ($)
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2030	25,000	32,131
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	109,364
Hampton Roads Sanitation District, Wastewater Series 2014A, Rev., 5.00%, 7/1/2021	15,000	15,059
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2010D, Rev., 5.00%, 7/1/2030 (b)	200,000	261,327
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs Series 2017B, Rev., 5.00%, 2/1/2024	75,000	84,440
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series 2014A, Rev., 5.00%, 9/1/2024(e)	100,000	115,317
Virginia Commonwealth Transportation Board, Capital Projects Rev., 5.00%, 5/15/2023	35,000	38,328
Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	26,421
Virginia Public School Authority, School Financing 1997 Resolution Series 2018B, Rev., 5.00%, 8/1/2021	125,000	125,994
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	39,035

Total Virginia		1,068,427

Washington — 3.1%
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2024	45,000	52,223
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	34,757
City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2030	10,000	11,548

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2022	10,000	10,552
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	23,339
City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	40,220
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	102,849
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	63,930
County of King, Limited Tax
Series A, GO, 5.00%, 7/1/2025	50,000	58,132
Series B, GO, 5.00%, 12/1/2025	20,000	22,397
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	11,787
Energy Northwest Series 2017A, Rev., 5.00%, 7/1/2028	55,000	68,978
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	30,364
Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2030	175,000	221,813
King County Public Hospital District No. 2, Evergreen Healthcare GO, 5.00%, 12/1/2031	105,000	120,706
King County School District No. 403 Renton, Unlimited Tax GO, 5.00%, 12/1/2022	100,000	104,878
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2021	30,000	30,732
GO, 5.00%, 12/1/2026	20,000	24,760
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	40,671
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	56,240
Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2027	65,000	76,706
Pierce County School District No. 3 Puyallup, Unlimited Tax GO, 5.00%, 12/1/2031	305,000	377,434

Investments	Principal Amount ($)	Value ($)
Pierce County, White River School District No. 416, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	60,037
Snohomish County School District No. 15 Edmonds, Unlimited Tax
GO, 5.00%, 12/1/2025	25,000	30,031
GO, 5.00%, 12/1/2027	25,000	29,957
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	28,965
Spokane County School District No. 354, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	23,225
State of Washington, Motor Vehicle Fuel Tax Series 2016C, GO, 5.00%, 7/1/2026	100,000	120,398
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	65,503
State of Washington, Various Purpose Series 2015G, GO, 5.00%, 7/1/2026	125,000	145,438
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	38,681
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 5.00%, 5/1/2022	200,000	208,415
Rev., 5.00%, 5/1/2023	125,000	135,196

Total Washington		2,470,862

Wisconsin — 2.8%
City of Milwaukee, Promissory Notes Series N4 & B5, GO, 5.00%, 4/1/2023	85,000	92,438
Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2025	60,000	70,534
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	348,857
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2022	175,000	179,774
Series 2020A, Rev., 5.00%, 1/1/2023	300,000	322,128

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	235,895
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029 (c)	150,000	187,370
State of Wisconsin
Series B, GO, 4.00%, 5/1/2023	40,000	42,957
Series 1, GO, 5.00%, 11/1/2024	40,000	46,328
Series 2, GO, 5.00%, 11/1/2026	50,000	60,919
State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio
Series 1, Rev., 5.00%, 6/1/2023 (e)	25,000	27,401
Rev., 5.00%, 6/1/2024 (e)	65,000	74,130
State of Wisconsin, Environmental Improvement Fund
Series A, Rev., 5.00%, 6/1/2025	35,000	41,409
Series A, Rev., 5.00%, 6/1/2026	20,000	24,453
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	11,113
Wisconsin Department of Transportation
Series 2, Rev., 5.00%, 7/1/2031	180,000	223,397
Series 2, Rev., 5.00%, 7/1/2032	50,000	61,991
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	166,631

Total Wisconsin		2,217,725

TOTAL MUNICIPAL BONDS (Cost $74,193,214)		77,091,962

	Shares

SHORT-TERM INVESTMENTS — 5.7%
INVESTMENT COMPANIES — 5.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (g)(h) (Cost $4,537,678)	4,535,445	4,537,712

Total Investments — 102.1% (Cost $78,730,892)		81,629,674
Liabilities in Excess of Other Assets — (2.1)%		(1,673,691)

Net Assets — 100.0%		79,955,983

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2021.

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$77,091,962	$—	$77,091,962
Short-Term Investments
Investment Companies	4,537,712	—	—	4,537,712

Total Investments in Securities	$4,537,712	$77,091,962	$—	$81,629,674

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02% (a)(b)	$—	$14,698,634	$10,160,786	$(170)	$34	$4,537,712	4,535,445	$176	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.